UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5850
OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)
One American Square, Indianapolis, IN 46282-8216
(Address of principal executive offices)		(Zip code)
Constance E. Lund One American Square Indianapolis, IN 46282-8216
(Name and address of agent for service)

Registrant's telephone number, including area code:	317-285-1877

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2004 (unaudited)

Description	Shares	Value
Common Stocks-(86.8%)
Aerospace & Defense-(2.9%)
Boeing Co.	12,850	$663,317
General Dynamics Corp.	22,050	2,251,305
Precision Castparts Corp.	58,150	3,491,908
		6,406,530
Apparel-(9.5%)
Columbia Sportswear Co.*	66,300	3,613,350
Kellwood Co.	133,350	4,860,608
Liz Claiborne, Inc.	82,200	3,100,584
Reebok International	117,850	4,327,452
Wolverine World Wide, Inc.	186,400	4,697,280
		20,599,274
Auto Parts-(2.5%)
Magna International, Inc.	41,500	3,074,320
TBC Corp.*	104,520	2,334,977
		5,409,297
Cement & Aggregates-(2.9%)
Lafarge North America, Inc.	133,800	6,273,882

Chemicals-(1.1%)
Dow Chemical	51,200	2,313,216

Computer Hardware & Software-(5.3%)
Autodesk, Inc.	145,400	7,070,802
Hewlett-Packard Co.	242,356	4,544,175
		11,614,977
Consumer Products-(1.1%)
Helen of Troy Ltd.*	85,800	2,335,476

Diversified Manufacturing-(7.4%)
Carlisle Cos., Inc.	107,600	6,878,868
Crane Co.	93,300	2,698,236
General Electric Co.	65,700	2,206,206
Trinity Industries	138,450	4,315,487
		16,098,797
Electrical Equipment & Electronics-(5.1%)
American Power Conversion	278,500	4,843,115
Baldor Electric Co.	220,020	5,205,673
Texas Instruments, Inc.	53,200	1,132,096
		11,180,884
Financial-(7.4%)
Citigroup, Inc.	65,457	2,887,963
Federated Investors, Inc.	79,600	2,263,824
Investment Technology Group, Inc.*	197,300	3,018,690
JPMorgan Chase & Co.	131,927	5,241,460
Washington Mutual, Inc.	67,509	2,638,252
		16,050,188
Furniture-(3.7%)
Furniture Brands International, Inc.	162,150	4,066,722
La-Z-Boy, Inc.	257,950	3,915,681
		7,982,403

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2004 (unaudited)

Description	Shares	Value
Health Care & Pharmaceuticals-(6.8%)
McKesson Corp.	177,750	$4,559,288
Merck & Co., Inc.	28,300	933,900
Pfizer, Inc.	172,450	5,276,970
Priority Healthcare Corp. Class “B” *	200,800	4,046,120
		14,816,278

Metals & Mining-(1.8%)
Alcoa, Inc.	62,700	2,106,093
Phelps Dodge Corp.	20,750	1,909,623
		4,015,716
Oil & Oil Services-(7.5%)
Royal Dutch Petroleum Company	106,000	5,469,600
Valero Energy Corp.	83,550	6,701,546
Tidewater, Inc.	128,050	4,168,028
		16,339,173
Paper & Forest Products-(2.6%)
Wausau-Mosinee Paper Corp.	339,900	5,659,335

Recreation-(5.7%)
Brunswick Corp.	153,200	7,010,432
Mattel, Inc.	294,600	5,341,098
		12,351,530
Restaurants-(2.5%)
Outback Steakhouse, Inc.	63,050	2,618,467
Ryan’s Restaurant Group, Inc.*	188,200	2,792,888
		5,411,355
Retail-(4.4%)
BJ’s Wholesale Club, Inc.*	187,200	5,118,048
Home Depot, Inc.	60,000	2,352,000
Longs Drug Stores, Inc.	83,300	2,015,860
		9,485,908
Telecommunication Services & Equipment-(4.7%)
Nokia Corp. - ADR	252,250	3,460,870
Sprint Corp.	76,250	1,534,912
Telefonos de Mexico Class “L” - ADR	162,250	5,235,808
		10,231,590
Transportation-(1.9%)
Alexander & Baldwin, Inc.	49,450	1,678,333
Norfolk Southern Corp.	85,200	2,533,848
		4,212,181

Total common stocks (cost: $149,901,810)		188,787,988

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Rate	Principal Amount	Value
Commercial Paper - (4.6%)
Automotive Finance-(0.9%)
Toyota Motor Credit Corp.	1.620%	10/15/04	$2,000,000	$1,998,740

Banking & Financial Services-(0.9%)
American Express Credit Corp.	1.700	10/08/04	2,000,000	1,999,338

Business Finance-(0.5%)
General Electric Capital Corp.	1.700	10/08/04	1,000,000	999,670

Energy-(0.5%)
ChevronTexaco Corp.	1.530	10/01/04	1,000,000	1,000,000

Insurance-(1.8%)
American General Finance Corp.	1.630	10/08/04	1,000,000	999,683
American International Group Funding, Inc.	1.750	11/05/04	2,000,000	1,996,597
Prudential Funding Corp.	1.600	10/22/04	1,000,000	999,055
				3,995,335

Total short-term notes and bonds (cost: $9,993,083)				9,993,083

	Shares
Money Market Mutual Funds-(6.2%)
Federated Investors Prime Obligation	7,316,287	7,316,287
Reserve Primary Fund	6,030,000	6,030,000

Total money market mutual funds (cost: $13,346,287)		13,346,287

Exchange Traded Funds-(2.4%)
ishares Russell 1000 Value Index Fund	70,000	4,239,200
ishares Russell 3000 Value Index Fund	13,000	1,023,360

Total exchange traded funds (cost: $5,175,336)		5,262,560

Cash and Cash Equivalents-(0.0%)
BONY Cash Reserve	29,942	29,942

Total cash and cash equivalents (cost $29,942)

Total Investments (cost: $178,446,458)		$217,419,861

Percentages shown are based on total investment at value.

* Non-income producing security.

Glossary:

ADR - American Depository Receipt

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Notes (96.2%)
U.S. Government & Agency Obligations (28.6%)
Farmer Mac Discount Notes	1.440%	10/06/04	$4,500,000	$4,499,100
Farmer Mac Discount Notes	1.620	11/22/04	2,500,000	2,494,150
Federal Home Loan Bank	1.300	04/11/05	4,000,000	4,000,000
Federal Home Loan Bank	2.020	06/15/05	3,000,000	3,000,000
Federal Home Loan Bank	2.050	06/24/05	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes	1.550	10/01/04	2,000,000	2,000,000
Federal Home Loan Mortgage Corp. Discount Notes	1.730	10/28/04	5,600,000	5,592,734
Federal Home Loan Mortgage Corp. Discount Notes	1.770	11/24/04	3,100,000	3,091,770
Federal Home Loan Mortgage Corp. Discount Notes	1.590	10/19/04	3,300,000	3,297,377
Federal Agricultural Mortgage Corp.	1.600	11/02/04	4,000,000	3,994,311
Federal Farmers Credit Bank Discount Notes	1.680	10/13/04	5,000,000	4,997,200
Federal Farmers Credit Bank Discount Notes	1.610	11/22/04	3,000,000	2,993,023
Federal National Mortgage Association Discount Notes	1.530	10/01/04	4,000,000	4,000,000
Federal National Mortgage Association Discount Notes	1.740	11/01/04	1,500,000	1,497,753
Federal National Mortgage Association Discount Notes	1.726	01/28/05	2,520,000	2,519,884
Tennessee Valley Authority Discount Notes	1.600	10/14/04	5,000,000	4,997,111
				54,974,412
Commercial Paper (53.3%)
Banking (4.4%)
Bank of America Corp.
National City Bank	1.730	10/26/04	5,000,000	4,993,993
	1.582	10/20/04	3,500,000	3,497,078
				8,491,071
Beverage, Food and Tobacco (3.1%)
The Coca-Cola Co.	1.630	10/07/04	2,000,000	1,999,457
The Coca-Cola Co.	1.740	11/01/04	4,000,000	3,994,007
				5,993,463
Business Finance (9.0%)
Citicorp.	1.590	10/12/04	5,300,000	5,297,425
General Electric Capital Corp.	1.760	10/21/04	6,000,000	5,994,133
UBS Finance Delaware, LLC	1.570	10/08/04	6,000,000	5,998,168
				17,289,727
Consumer Finance (3.1%)
American General Finance Corp.	1.760	10/22/04	3,000,000	2,996,920
American General Finance Corp.	1.760	11/12/04	3,000,000	2,993,840
				5,990,760
Consumer Services Broadcasting and Cable (1.4%)
Gannet Corp.	1.600	10/04/04	2,700,000	2,699,640

Education (2.6%)
Harvard University	1.750	11/22/04	5,000,000	4,987,361

Energy (3.1%)
ChevronTexaco Corp.	1.500	10/05/04	4,000,000	3,999,333
ChevronTexaco Corp.	1.720	10/19/04	2,000,000	1,998,280
				5,997,613
Finance Companies (6.2%)
IBM Credit Corp.	1.496	10/07/04	4,000,000	3,999,003
IBM Credit Corp.	1.690	10/07/04	2,000,000	1,999,437

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value

Toyota Motor Credit Corp.	1.560%	10/05/04	$2,000,000	$1,999,653
Toyota Motor Credit Corp.	1.580	10/06/04	4,000,000	3,999,122
				11,997,215
Household and Personal Care Products (4.2%)
Clorox Corp.	1.740	10/12/04	3,000,000	2,998,405
The Procter & Gamble Co.	1.600	11/16/04	5,000,000	4,989,778
				7,988,183
Insurance (6.0%)
American International Group Funding, Inc.	1.500	10/05/04	2,500,000	2,499,583
American International Group Funding, Inc.	1.680	10/12/04	2,800,000	2,798,563
Prudential Funding Corp.	1.740	10/25/04	6,000,000	5,993,040
				11,291,186
Pharmaceuticals (9.2%)
Abbott Laboratories	1.610	10/21/04	2,500,000	2,497,764
Abbott Laboratories	1.760	11/30/04	3,450,000	3,439,880
Eli Lilly	1.510	10/04/04	5,700,000	5,699,283
Pfizer, Inc.	1.560	10/07/04	3,000,000	2,999,220
Pfizer, Inc.	1.520	10/08/04	3,000,000	2,999,113
				17,635,260
Telecommunications (1.0%)
Bellsouth Telecommunications	1.720	10/22/04	2,000,000	1,997,993

Variable Rate Demand Notes (4.1%)
Chatam Capital Corp.* (backed by 5/3 Bank LOC)	1.790	11/01/28	1,000,000	1,000,000
Connecticut Water* (backed by Citizen Bank of RI LOC)	1.800	01/04/29	1,300,000	1,300,000
PCP Investors LLC* (backed by Wells Fargo Bank LOC)	1.700	12/01/24	1,000,000	1,000,000
Rockwood Quarry LLC* (backed by 5/3rd Bank LOC)	1.790	12/01/22	4,650,000	4,650,000
				7,950,000
Bankers Acceptance (1.4%)
Bank of America Corp.	1.840	12/01/04	2,619,594	2,611,427

Corporate Floaters (8.8%)
American Express Credit Corp.	1.880	04/18/05	1,010,000	1,010,717
American Express Credit Corp.	1.928	12/27/04	2,500,000	2,500,940
American Express Credit Corp.	1.960	02/25/05	2,500,000	2,501,659
Community Housing Development	1.850	08/01/24	1,075,000	1,075,000
National City Bank	1.682	01/03/05	2,000,000	2,000,421
Wal-Mart	1.670	02/22/05	4,850,000	4,850,378
Wells Fargo & Co.	1.949	03/24/05	3,000,000	3,001,648
				16,940,763
Total short-term notes (cost: $184,836,074)				184,836,074

	Shares	Value
Money Market Mutual Funds (3.7%)
Dreyfus Masternote Account	925,040	925,040
Federated Investors Prime Obligation	1,588,148	1,588,148
Reserve Primary Fund	4,658,294	4,658,294
Total money market mutual funds (cost: $7,171,482)		7,171,482

Cash and Cash Equivalents—(0.1)%
BONY Cash Reserve	153,167	153,167

Total Investments (cost: $192,160,723)		192,160,723

Percentages shown are based on total investment at value

* Variable rate investment. The rate shown represents the rate in effect at September 30, 2004.

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (82.4%)
U.S. Government & Agency Obligations (19.8%)
FHLB	2.080%	06/21/05	$1,000,000	$998,938
FHLB	3.500	04/22/08	1,000,000	993,875
FHLB	5.750	05/15/12	500,000	546,045
FHLMC	1.730	11/08/04	2,000,000	1,996,348
FHLMC	1.780	11/15/04	2,500,000	2,494,438
FNMA	1.740	11/12/04	4,000,000	3,991,668
FNMA	6.000	10/15/34	4,700,000	4,861,563
Housing Urban Development	4.850	08/01/11	800,000	830,484
Housing Urban Development	5.670	08/01/16	650,000	694,403
Tennessee Valley Authority	6.250	12/15/17	900,000	1,014,719
U.S. Treasury Bonds	6.750	08/15/26	625,000	776,465
U.S. Treasury Bonds	5.250	02/15/29	1,150,000	1,197,573
U.S. Treasury Bonds	5.375	02/15/31	300,000	321,469
U.S. Treasury Notes	2.625	11/15/06	2,850,000	2,849,889
U.S. Treasury Notes	6.250	02/15/07	1,200,000	1,297,219
U.S. Treasury Notes	5.000	02/15/11	600,000	645,258
				25,510,354
Mortgage-Backed and Assets-Backed Securities (31.1%)
Atlantic City Electric Transition Funding, LLC 2002-1 A3	4.910	07/20/17	800,000	820,982
FHLMC Gold Pool #C01086	7.500	11/01/30	179,093	192,277
FHLMC Gold Pool #C01271	6.500	12/01/31	198,980	208,961
FHLMC Gold Pool #C01302	6.500	11/01/31	108,731	114,185
FHLMC Gold Pool #C01676	6.000	11/01/33	1,190,699	1,231,946
FHLMC Gold Pool #C14364	6.500	09/01/28	77,981	82,036
FHLMC Gold Pool #C14872	6.500	09/01/28	12,175	12,808
FHLMC Gold Pool #C20300	6.500	01/01/29	101,574	106,856
FHLMC Gold Pool #C28221	6.500	06/01/29	42,539	44,724
FHLMC Gold Pool #C35377	7.000	01/01/30	24,520	26,055
FHLMC Gold Pool #C41636	8.000	08/01/30	21,225	23,089
FHLMC Gold Pool #C61802	5.500	12/01/31	1,104,408	1,124,230
FHLMC Gold Pool #C64936	6.500	03/01/32	140,267	147,305
FHLMC Gold Pool #C65674	7.000	03/01/32	201,706	214,087
FHLMC Gold Pool #C68790	6.500	07/01/32	681,537	715,734
FHLMC Gold Pool #C74741	6.000	12/01/32	509,517	527,180
FHLMC Gold Pool #C79460	5.500	05/01/33	488,221	496,127
FHLMC Gold Pool #C79886	6.000	05/01/33	1,030,201	1,065,888
FHLMC Gold Pool #E00543	6.000	04/01/13	30,350	31,898
FHLMC Gold Pool #E00565	6.000	08/01/13	70,086	73,661
FHLMC Gold Pool #E00957	6.000	02/01/16	133,590	140,273
FHLMC Gold Pool #E01007	6.000	08/01/16	88,233	92,560
FHLMC Gold Pool #E01085	5.500	12/01/16	154,313	159,839
FHLMC Gold Pool #E01136	5.500	03/01/17	391,253	405,151
FHLMC Gold Pool #E01216	5.500	10/01/17	356,380	369,040
FHLMC Gold Pool #E01378	5.000	05/01/18	674,368	686,573
FHLMC Gold Pool #E71048	6.000	07/01/13	3,139	3,300

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
FHLMC Gold Pool #E72468	5.500%	10/01/13	$38,865	$40,349
FHLMC Gold Pool #E74118	5.500	01/01/14	183,747	195,704
FHLMC Gold Pool #E77035	6.500	05/01/14	107,894	114,284
FHLMC Gold Pool #E77962	6.500	07/01/14	109,456	115,938
FHLMC Gold Pool #E78727	6.500	10/01/14	2,694	2,854
FHLMC Gold Pool #E82543	6.500	03/01/16	94,215	99,760
FHLMC Gold Pool #E85127	6.000	08/01/16	83,852	87,965
FHLMC Gold Pool #E85353	6.000	09/01/16	143,609	150,651
FHLMC Gold Pool #E89823	5.500	05/01/17	566,663	586,793
FHLMC Gold Pool #E90912	5.500	08/01/17	212,115	219,650
FHLMC Gold Pool #E91139	5.500	09/01/17	623,426	645,573
FHLMC Gold Pool #E91646	5.500	10/01/17	971,912	1,006,438
FHLMC Gold Pool #E92047	5.500	10/01/17	636,880	659,505
FHLMC Gold Pool #E95734	5.000	03/01/18	2,331,488	2,373,685
FHLMC Gold Pool #E96115	5.000	05/01/18	1,813,736	1,846,563
FHLMC Gold Pool #E97366	5.000	07/01/18	1,266,180	1,289,097
FHLMC Gold Pool #G01091	7.000	12/01/29	65,709	69,823
FHLMC Gold Pool #G10817	6.000	06/01/13	91,773	96,454
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	285,057	288,808
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	1,000,000	1,054,482
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	2,300,000	2,222,675
FHLMC Series 2835 Class MD	4.500	08/15/19	750,000	715,854
FHLMC TBA	5.500	10/15/19	700,000	722,968
FNMA Pool #253798	6.000	05/01/16	5,516	5,790
FNMA Pool #356565	5.500	09/01/17	2,586,320	2,679,674
FNMA Pool #545929	6.500	08/01/32	363,757	381,937
FNMA Pool #555591	5.500	07/01/33	1,085,192	1,102,279
FNMA Pool #572020	6.000	04/01/16	66,730	70,040
FNMA Pool #578974	6.000	05/01/16	182,870	191,984
FNMA Pool #584953	7.500	06/01/31	72,548	77,781
FNMA Pool #585097	6.000	05/01/16	270,180	283,580
FNMA Pool #651220	6.500	07/01/32	386,580	405,901
FNMA Series 2002-86 Class KM CMO	5.000	12/25/17	2,000,000	2,017,664
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	1,000,000	922,938
GNMA CMO 2002-88 GW	5.500	09/20/19	1,000,000	993,791
GNMA CMO 2003-12 PA	3.750	11/16/25	1,220,187	1,221,230
GNMA Pool #415539	8.000	07/15/27	17,767	19,434
GNMA Pool #424739	7.500	05/15/26	36,021	38,916
GNMA Pool #443216	8.000	07/15/27	46,648	51,026
GNMA Pool #452827	7.500	02/15/28	82,739	89,239
GNMA Pool #479743	7.500	11/15/30	140,216	151,127
GNMA Pool #511723	7.500	10/15/30	156,240	168,397
GNMA Pool #511778	7.500	11/15/30	66,342	71,505
GNMA Pool #529534	8.000	08/15/30	26,025	28,420
GNMA Pool #540356	7.000	05/15/31	215,624	230,114
GNMA Pool #552466	6.500	03/15/32	299,911	316,842
GNMA Pool #570323	6.000	02/15/32	37,917	39,385
GNMA Pool #574395	6.000	01/15/32	1,291,454	1,341,454

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
GNMA Pool #577653	6.000%	08/15/32	$322,566	$335,054
GNMA Pool #585467	6.000	08/15/32	660,339	685,904
GNMA Pool #591025	6.500	10/15/32	728,474	769,599
PSE&G Transition Funding, LLC 2001-1-A3	5.980	06/15/08	1,000,000	1,040,615
Vendee Mortgage Trust 2001-3J	6.500	05/15/08	603,938	624,700
				40,078,958
Corporate Obligations (31.5%)
Banking (0.7%)
Bank One NA Illinois	5.500	03/26/07	800,000	844,057

Business Finance (0.5%)
CIT Group, Inc.	5.500	11/30/07	600,000	637,024

Chemicals (1.1%)
Equistar Chemicals LP	8.750	02/15/09	600,000	649,500
Praxair, Inc.	6.625	10/15/07	700,000	765,128
				1,414,628
Consumer Non-Durables (3.3%)
Anheuser-Busch Cos., Inc.	6.750	12/15/27	400,000	463,591
Bottling Group LLC	2.450	10/16/06	800,000	791,892
ConAgra Foods, Inc.	6.750	09/15/11	800,000	901,370
Gillette Co.	3.500	10/15/07	750,000	755,331
Kellogg Co.	6.000	04/01/06	750,000	784,476
Procter & Gamble Co.	6.600	12/15/04	550,000	555,248
				4,251,908
Consumer Services (0.7%)
Service Corp. International	6.875	10/01/07	900,000	947,250

Electric Utility (2.2%)
AEP Texas Central Co.	3.000	02/15/05	1,000,000	1,001,961
Hydro-Quebec	8.050	07/07/24	400,000	538,694
Pacific Gas & Electric	4.200	03/01/11	600,000	593,938
Westar Energy, Inc.	6.000	07/01/14	600,000	646,049
				2,780,642
Electrical Equipment & Electronics (0.5%)
Arrow Electronics, Inc	6.875	07/01/13	600,000	650,289

Energy (1.5%)
Centerpoint Energy	6.500	02/01/08	1,000,000	1,076,466
Southwestern Energy Co.	7.125	10/10/17	500,000	501,253
Union Pacific Resources	7.050	05/15/18	300,000	345,842
				1,923,561
Finance Companies (2.6%)
Encana Holdings Financial Corp.	5.800	05/01/14	600,000	638,295
Ford Motor Credit Corp.	7.600	08/01/05	500,000	519,316
Ford Motor Credit Corp.	7.000	10/01/13	600,000	635,434
General Motors Acceptance Corp.	6.875	09/15/11	950,000	997,945
Household Finance Corp.	6.500	01/24/06	500,000	524,334
				3,315,324

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Health Care & Pharmaceuticals (2.5%)
Beckman Coulter, Inc.	7.450%	03/04/08	$500,000	$559,652
HCA, Inc.	6.950	05/01/12	800,000	865,090
Hospira, Inc.	5.900	06/15/14	800,000	841,214
Wyeth	5.500	03/15/13	1,000,000	1,021,973
				3,287,929
Industrial (0.9%)
Johnson Controls, Inc.	5.000	11/15/06	500,000	520,165
Reed Elsevier Capital	6.125	08/01/06	600,000	631,649
				1,151,814
Insurance (0.9%)
Nationwide Financial Services	6.250	11/15/11	700,000	767,632
Protective Life US Funding Series 144 A	5.875	08/15/06	400,000	421,618
				1,189,250
Media (1.6%)
AOL Time Warner, Inc.	6.875	05/01/12	800,000	893,876
COX Enterprises, Inc. Series 144A	8.000	02/15/07	500,000	536,911
Viacom, Inc.	4.625	05/15/18	700,000	640,240
				2,071,027
Oil & Gas (4.0%)
Amerada Hess Corp.	7.300	08/15/31	700,000	765,405
El Paso Natural Gas Series 144A	7.625	08/01/10	600,000	645,000
Enterprise Products Series 144A	5.600	10/15/14	600,000	605,713
KERR-MCGEE Corp.	6.875	09/15/11	600,000	672,120
Kinder Morgan Energy Partners LP	5.000	12/15/13	700,000	696,128
Panhandle Eastern Pipeline Series 144A	6.050	08/15/13	700,000	749,771
PEMEX Master Trust	8.625	02/01/22	500,000	569,750
Pioneer Natural Resource	6.500	01/15/08	500,000	542,396
				5,246,283
Paper & Packaging (1.2%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	700,000	696,500
Weyerhaeuser Co.	6.750	03/15/12	800,000	898,438
				1,594,938
Real Estate Investment Trusts (REIT) (0.4%)
Simon Property Group LP Series 144A	3.750	01/30/09	500,000	492,236

Technology (0.5%)
Motorola Corp.	7.625	11/15/10	600,000	703,012

Telecommunications (2.9%)
Comcast Corp.	6.500	01/15/15	700,000	757,527
Deutsche Telekom International	5.250	07/22/13	500,000	512,563
Intelsat Ltd. Series 144A	6.500	11/01/13	700,000	574,925
Qwest Corp. Series 144A	9.125	03/15/12	500,000	552,500
Sprint Capital Corp.	8.750	03/15/32	600,000	763,803
Verizon Communications	6.940	04/15/28	500,000	539,879
				3,701,197
Transportation (0.7%)
Continental Airlines, Inc.	6.545	02/02/19	505,912	488,565
United Airlines	7.190	04/01/11	490,788	412,490
				901,055
Waste Disposal (0.9%)
Waste Management, Inc.	6.875	05/15/09	1,000,000	1,117,906

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Miscellaneous (1.9%)
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	1,160,000	1,217,545
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	1,110,000	1,261,700
				2,479,245

Total corporate obligations				40,700,575

Total long-term notes and bonds (cost: $107,591,165)				106,289,887

Short-Term Notes (11.0%)
U.S. Government & Agency Obligations (3.1%)
FHLB	1.580	10/01/04	2,000,000	1,999,999
FHLB	1.680	10/13/04	2,000,000	1,998,856
				3,998,855
Commercial Paper (6.9%)
Business Finance (1.6%)
General Electric Capital Corp.	1.540	10/08/04	1,000,000	999,701
General Electric Capital Corp.	1.700	10/22/04	1,000,000	999,009
				1,998,710
Consumer Finance (1.5%)
American Express Credit Corp.	1.550	10/14/04	1,000,000	999,440
American General Finance Corp.	1.690	10/22/04	1,000,000	999,014
				1,998,454
Finance Companies (2.3%)
Toyota Motor Credit Corp.	1.600	10/14/04	1,000,000	999,422
Toyota Motor Credit Corp.	1.860	01/13/05	2,000,000	2,000,628
				3,000,050
Insurance (1.5%)
American International Group Funding, Inc.	1.750	11/05/04	1,000,000	998,298
Prudential Funding Corp.	1.540	10/08/04	1,000,000	999,701
				1,997,999
Variable Rate Demand Notes (1.0%)
CORP Finance Managers * (backed by 5/3rd Bank LOC)	1.850	02/02/43	630,000	630,000
Montrose Country Colorado Economic* (backed by 5/3rd Bank LOC)	1.850	06/01/14	600,000	600,000
				1,230,000

Total short-term notes (cost: $10,225,005)				14,224,068

	Shares
Money Market Mutual Funds (3.4%)
Federated Investors Prime Obligation	2,114,206	2,114,206
Reserve Primary Fund	2,250,000	2,250,000

Total money market mutual funds (cost: $4,364,206)		4,364,206

Mutual Funds (1.4%)
Federated High Yield Bond	80,886	493,407
Neuberger Berman High Income Bond Fund	145,599	1,377,369

Total mutual funds (cost: $1,805,761)		1,870,776

Exchange Traded Funds (1.7%)
iShares GS $ InvesTop Corporate Bond Fund	19,500	2,179,320

Cash and Cash Equivalents (0.1%)
BONY Cash Reserve	138,026	138,026

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

September 30, 2004 (unaudited)

Total cash & cash equivalents (cost: $138,026)

Total Investments (Cost: $126,232,290)	$129,066,283

Percentages shown are based on total investment at value.

* Variable rate investment. The rate show represents the rate in effect at September 30, 2004. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Shares	Value
Common Stocks (61.5%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	15,300	$1,562,130
Precision Castparts Corp.	36,350	2,182,818
		3,744,948
Apparel (7.0%)
Columbia Sportswear Co.*	42,300	2,305,350
Kellwood Co.	83,000	3,025,349
Liz Claiborne, Inc.	53,700	2,025,564
Reebok International	78,600	2,886,192
Wolverine World Wide, Inc.	118,900	2,996,280
		13,238,735
Auto Parts (1.7%)
Magna International, Inc. Class A	27,700	2,052,016
TBC Corp.*	50,190	1,121,245
		3,173,261
Cement & Aggregates (2.1%)
Lafarge North America, Inc.	82,500	3,868,425

Chemicals (0.9%)
Dow Chemical	35,800	1,617,444

Computer Hardware & Software (3.7%)
Autodesk, Inc.	86,700	4,216,221
Hewlett-Packard Co.	151,667	2,843,756
		7,059,977
Consumer Products (0.6%)
Helen of Troy Ltd.*	44,500	1,211,290

Diversified Manufacturing (5.3%)
Carlisle Cos., Inc.	63,500	4,059,555
Crane Co.	56,500	1,633,980
General Electric Co.	46,700	1,568,186
Trinity Industries	89,550	2,791,274
		10,052,995
Electrical Equipment & Electronics (4.0%)
American Power Conversion	175,700	3,055,423
Baldor Electric Co.	133,600	3,160,976
Intel Corp.	20,000	401,200
Texas Instruments, Inc.	45,900	976,752
		7,594,351
Financial (5.4%)
Citigroup, Inc.	39,028	1,721,915
Federated Investors, Inc.	57,000	1,621,080
Investment Technology Group, Inc.*	120,500	1,843,650
JPMorgan Chase & Co.	83,140	3,303,151
Washington Mutual, Inc.	42,907	1,676,806
		10,166,602
Furniture (2.6%)
Furniture Brands International, Inc.	98,650	2,474,142
La-Z-Boy, Inc.	165,050	2,505,459
		4,979,601

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Shares	Value
Health Care & Pharmaceuticals (4.8%)
McKesson Corp.	99,200	2,544,480
Merck & Co., Inc.	19,900	656,700
Pfizer, Inc.	105,300	3,222,180
Priority Healthcare Corp. Class “B” *	127,100	2,561,065
		8,984,425
Metals & Mining (0.8%)
Alcoa, Inc.	42,600	1,430,934

Oil & Oil Services (5.2%)
Royal Dutch Petroleum Co.	62,650	3,232,740
Tidewater, Inc.	82,950	2,700,023
Valero Energy Corp.	47,400	3,801,954
		9,734,717
Paper and Forest Products (1.8%)
Wausau-Mosinee Paper Corp.	208,200	3,466,530

Recreation (4.2%)
Brunswick Corp.	97,100	4,443,296
Mattel, Inc.	187,300	3,395,749
		7,839,045
Restaurants (1.8%)
Outback Steakhouse, Inc.	41,100	1,706,883
Ryan’s Restaurant Group, Inc.*	115,900	1,719,956
		3,426,839
Retail (3.1%)
BJ’s Wholesale Club, Inc.*	107,800	2,947,252
Home Depot, Inc.	40,500	1,587,600
Longs Drug Stores, Inc.	52,300	1,265,660
		5,800,512
Telecommunications Services & Equipment (3.4%)
Nokia Corp. - ADR	149,200	2,047,024
Sprint Corp.	53,400	1,074,942
Telefonos de Mexico Class “L” - ADR	100,200	3,233,454
		6,355,420
Transportation (1.1%)
Alexander & Baldwin, Inc.	36,900	1,252,386
Norfolk Southern Corp.	30,000	892,200
		2,144,586

Total common stocks (cost: $91,960,415)		115,890,637

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (20.7%)
U.S. Government & Agency Obligations (3.5%)
FHLB	2.080%	06/21/05	$400,000	$399,575
Housing Urban Development	4.850	08/01/11	100,000	103,811
Housing Urban Development	5.670	08/01/16	200,000	213,662
Tennessee Valley Authority	6.250	12/15/17	100,000	112,747
U.S. Treasury Bonds	6.750	08/15/26	200,000	248,469
U.S. Treasury Bonds	5.250	02/15/29	175,000	182,239
U.S. Treasury Bonds	6.250	05/15/30	225,000	267,117
U.S. Treasury Notes	5.625	02/15/06	125,000	130,581
U.S. Treasury Notes	2.000	05/15/06	475,000	471,902
U.S. Treasury Notes	7.000	07/15/06	750,000	808,595
U.S. Treasury Notes	2.625	05/15/08	1,700,000	1,675,630
U.S. Treasury Notes	5.500	05/15/09	1,150,000	1,259,879

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	6.000%	08/15/09	$300,000	$335,461
U.S. Treasury Notes	5.000	02/15/11	300,000	322,629
				6,532,297
Mortgage-Backed and Asset-Backed Securities (8.1%)
FHLMC Gold Pool #A11823	5.000	08/01/33	759,179	754,372
FHLMC Gold Pool #B12969	4.500	03/01/19	1,138,970	1,138,265
FHLMC Gold Pool #C01086	7.500	11/01/30	38,933	41,799
FHLMC Gold Pool #C01271	6.500	12/01/31	103,636	108,834
FHLMC Gold Pool #C01302	6.500	11/01/31	63,960	67,168
FHLMC Gold Pool #C01676	6.000	11/01/33	373,086	386,011
FHLMC Gold Pool #C14872	6.500	09/01/28	45,573	47,943
FHLMC Gold Pool #C61802	5.500	12/01/31	307,821	313,345
FHLMC Gold Pool #C65255	6.500	03/01/32	54,836	57,587
FHLMC Gold Pool #C65674	7.000	03/01/32	57,630	61,168
FHLMC Gold Pool #C67071	6.500	05/01/32	88,666	93,343
FHLMC Gold Pool #C68790	6.500	07/01/32	227,179	238,578
FHLMC Gold Pool #C74741	6.000	12/01/32	169,839	175,727
FHLMC Gold Pool #C79886	6.000	05/01/33	331,136	342,607
FHLMC Gold Pool #E00543	6.000	04/01/13	62,352	65,532
FHLMC Gold Pool #E00878	6.500	07/01/15	37,707	39,941
FHLMC Gold Pool #E01007	6.000	08/01/16	88,233	92,560
FHLMC Gold Pool #E77962	6.500	07/01/14	68,410	72,461
FHLMC Gold Pool #E85127	6.000	08/01/16	67,082	70,372
FHLMC Gold Pool #E85353	6.000	09/01/16	143,609	150,651
FHLMC Gold Pool #E95734	5.000	03/01/18	1,165,744	1,186,843
FHLMC Gold Pool #E96115	5.000	05/01/18	503,816	512,934
FHLMC Gold Pool #E97366	5.000	07/01/18	420,698	428,312
FHLMC Pool # A14499	6.000	10/01/33	426,075	440,835
FHLMC Pool # A16641	5.500	12/01/33	1,275,941	1,296,605
FHLMC Series 2370 Class PC CMO	6.000	07/15/30	85,517	86,642
FHLMC Series 2424 Class OG CMO	6.000	03/15/17	500,000	527,241
FHLMC Series 2715 Class NG CMO	4.500	12/15/18	750,000	724,785
FHLMC Serise 2835 Class MD	4.500	08/15/19	150,000	143,171
FHLMC TBA	5.500	10/15/19	300,000	309,844
FNMA Pool #356565	5.500	09/01/17	663,159	687,096
FNMA Pool #545929	6.500	08/01/32	203,704	213,885
FNMA Pool #555591	5.500	07/01/33	355,154	360,746
FNMA Pool #574922	6.000	04/01/16	7,931	8,324
FNMA Pool #579170	6.000	04/01/16	116,841	122,635
FNMA Pool #584953	7.500	06/01/31	58,039	62,225
FNMA Pool #651220	6.500	07/01/32	96,645	101,475
FNMA CMO 2002-86 Class KM CMO	5.000	12/25/17	350,000	353,091
FNMA Series 2003-120 Class BY CMO	4.000	12/25/18	300,000	276,882
FNMA TBA	6.000	10/15/34	1,285,000	1,329,172
GNMA Pool #422407	6.500	01/15/26	9,223	9,776
GNMA Pool #424578	6.500	04/15/26	112,247	118,983
GNMA Pool #425983	6.500	03/15/26	45,193	47,905
GNMA Pool #431962	6.500	05/15/26	146,160	154,931
GNMA Pool #436741	7.500	01/15/27	54,342	58,633
GNMA Pool #443216	8.000	07/15/27	24,401	26,691
GNMA Pool #479743	7.500	11/15/30	140,216	151,127
GNMA Pool #511778	7.500	11/15/30	66,342	71,505
GNMA Pool #542083	7.000	01/15/31	130,804	139,594
GNMA Pool #552466	6.500	03/15/32	139,958	147,859
GNMA Pool #555179	7.000	12/15/31	32,517	34,703
GNMA Pool #570323	6.000	02/15/32	15,167	15,754
GNMA Pool #574395	6.000	01/15/32	140,376	145,811
PSE&G Transition Funding, LLC 2001-1-A3	5.980	06/15/08	600,000	624,369
				15,238,648

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Corporate Obligations (9.1%)
Banking (0.1%)
Bank One NA Illinois	5.500	03/26/07	200,000	211,014

Business Finance (0.3%)
CIT Group, Inc.	5.500	11/30/07	400,000	424,682
Commercial Credit Co.	6.625	06/01/15	75,000	84,149
				508,831
Chemicals (0.3%)
Equistar Chemicals LP	8.750	02/15/09	200,000	216,500
Praxair, Inc.	6.625	10/15/07	300,000	327,912
				544,412
Consumer Non-Durables (0.8%)
Anheuser-Busch Cos., Inc.	6.750	12/15/27	450,000	521,540
Bottling Group LLC	2.450	10/16/06	200,000	197,973
ConAgra Foods, Inc.	6.750	09/15/11	200,000	225,343
Kellogg Co.	6.000	04/01/06	300,000	313,790
Procter & Gamble Co.	6.600	12/15/04	200,000	201,908
				1,460,554
Consumer Services (0.1%)
Service Corp. International	6.875	10/01/07	200,000	210,500

Electric Utility (0.5%)
Hydro-Quebec	8.050	07/07/24	250,000	336,684
Pacific Gas & Electric	4.200	03/01/11	300,000	296,969
Westar Energy, Inc.	6.000	07/01/14	300,000	323,025
				956,678
Electrical Equipment & Electronics (0.2%)
Arrow Electronics, Inc.	6.875	07/01/13	300,000	325,145

Energy (0.3%)
Centerpoint Energy	6.500	02/01/08	200,000	215,293
Union Pacific Resources	7.050	05/15/18	250,000	288,201
				503,494
Finance Companies (0.7%)
Encana Holdings Financial Corp.	5.800	05/01/14	200,000	212,765
Ford Motor Credit Corp.	7.000	10/01/13	200,000	211,811
Ford Motor Credit Corp.	7.600	08/01/05	150,000	155,795
General Motors Acceptance Corp.	6.875	09/15/11	300,000	315,141
Household Finance Corp.	6.500	01/24/06	300,000	314,600
				1,210,112
Health Care & Pharmaceuticals (0.6%)
Beckman Coulter, Inc.	7.450	03/04/08	150,000	167,896
HCA, Inc.	6.950	05/01/12	300,000	324,408
Hospira, Inc.	5.900	06/15/14	300,000	315,455
Wyeth	5.500	03/15/13	300,000	306,592
				1,114,351
Industrial (0.3%)
Johnson Controls, Inc.	5.000	11/15/06	200,000	208,066
Reed Elsevier Capital	6.125	08/01/06	400,000	421,099
				629,165
Insurance (0.3%)
Nationwide Financial Services	6.250	11/15/11	300,000	328,985
Protective Life US Funding Series 144 A	5.875	08/15/06	300,000	316,214
				645,199
Media (0.5%)
AOL Time Warner, Inc.	6.875	05/01/12	400,000	446,937
Cox Enterprises, Inc. Series 144A	8.000	02/15/07	300,000	322,147
Viacom, Inc.	4.625	05/15/18	200,000	182,926
				952,010

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Oil & Gas-Production/Pipeline (1.5%)
Amerada Hess Corp.	7.300	08/15/31	400,000	437,374
El Paso Natural Gas Series 144A	7.625	08/01/10	300,000	322,500
Enterprise Products Series 144A	5.600	10/15/14	300,000	302,857
KERR-MCGEE Corp.	6.875	09/15/11	300,000	336,060
Kinder Morgan Energy Partners LP	5.000	12/15/13	500,000	497,236
Panhandle Eastern Pipeline Series 144A	6.050	08/15/13	200,000	214,220
PEMEX Master Trust	8.625	02/01/22	300,000	341,850
Pioneer Natural Resource	6.500	01/15/08	400,000	433,917
				2,886,014
Paper & Packaging (0.3%)
Abitibi-Consolidated, Inc.	8.850	08/01/30	200,000	199,000
Weyerhaeuser Co.	6.750	03/15/12	300,000	336,914
				535,914
Real Estate Investment Trusts (REIT) (0.3%)
New Plan	7.400	09/15/09	200,000	227,441
Simon Property Group LP Series 144A	3.750	01/30/09	300,000	295,341
				522,782
Technology (0.1%)
Motorola Corp.	7.625	11/15/10	200,000	234,337

Telecommunications (1.2%)
Comcast Corp.	6.500	01/15/15	400,000	432,873
Deutsche Telekom International	5.250	07/22/13	300,000	307,538
Intelsat Ltd. Series 144A	6.500	11/01/13	200,000	164,264
Qwest Corp. Series 144A	9.125	03/15/12	400,000	442,000
Sprint Capital Corp.	8.750	03/15/32	400,000	509,202
Verizon Communications	6.940	04/15/28	350,000	377,915
				2,233,792
Transportation (0.2%)
Continental Airlines, Inc.	6.545	02/02/19	168,637	162,855
United Airlines	7.186	04/01/11	294,473	247,494
				410,349
Waste Disposal Service & Equipment (0.2%)
Waste Management, Inc.	6.875	05/15/09	300,000	335,372

Miscellaneous (0.3%)
Morgan Stanley Tracers Variable Series 144A	5.878	03/01/07	290,000	304,386
Morgan Stanley Tracers Variable Series 144A	7.235	09/15/11	210,000	238,700
				543,086

Total corporate obligations				16,973,111

Total long-term notes and bonds (cost: $37,665,368)				38,744,056

Short-Term Notes (9.6%)
Commercial Paper (7.7%)
Automotive Finance (1.0%)
Toyota Motor Credit Corp.	1.670	10/29/04	2,000,000	1,997,402

Business Finance (1.9%)
General Electric Capital Corp.	1.520	10/01/04	1,500,000	1,500,000
General Electric Capital Corp.	1.610	10/14/04	1,000,000	999,419
General Electric Capital Corp.	1.700	10/22/04	1,000,000	999,008
				3,498,427

Insurance (4.8%)
American General Finance Corp.	1.630	10/08/04	2,000,000	1,999,366

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
American General Finance Corp.	1.670	10/29/04	1,000,000	998,701
American International Group Funding, Inc.	1.750	11/05/04	2,000,000	1,996,597
Prudential Funding Corp.	1.620	10/22/04	2,000,000	1,998,111

One America Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

September 30, 2004 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Prudential Funding Corp.	1.720	11/05/04	2,000,000	1,996,656
				8,989,431
Variable Rate Demand Notes (0.3%)
CORP Finance Managers ** (backed by 5/3rd Bank LOC)	1.850	02/02/43	300,000	300,000
Montrose County Colorado Economic ** (backed by 5/3rd Bank LOC)	1.850	06/01/14	300,000	300,000
				600,000
Corporate Floaters (1.6%)
American Express Credit Corp.	1.730	10/14/04	2,000,000	1,998,776
American Express Credit Corp.	1.838	11/05/04	1,000,000	998,318
				2,997,094

Total short-term notes (cost: $18,082,354)				18,082,354

			Shares
Money Market Mutual Funds (5.9%)
Federated Investors Prime Obligation			5,008,272	5,008,272
Reserve Primary Fund			6,050,000	6,050,000
Total money market mutual funds (cost: $11,058,272)				11,058,272

Mutual Funds (0.1%)
Federated High Yield Bond			16,508	100,696
Neuberger Berman High Income Bond Fund			14,941	141,346
Total mutual funds (cost: $233,853)				242,042

Exchange Traded Funds (2.2%)
iShares GS$ InvesTop Corporate Bond			9,750	1,089,660
iShares Russell 1000 Value Index Fund			8,500	514,760
iShares Russell 1000 Growth Index Fund			57,600	2,603,520
				4,207,940

Cash and Cash Equivalents (0.0%)
BONY Cash Reserve
Total cash & cash equivalents (cost: $31,740)			31,740	31,740

Total Investments (cost: $163,358,587)				$188,257,041

Percentages shown are based on total investment at value.

*	Non-income producing security
**

Variable rate investment. The rate show represents the rate in effect at September 30, 2004. The notes contain a demand feature that allows the notes to be put back to the remarketing agent at par upon seven days notice.

Notes to Schedules of Investments (unaudited)

Investments

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system,  are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Short-term notes are valued at original cost or amortized cost, which approximates value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost, which approximates value.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Item 2.    Controls and Procedures.

(a)               The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By:	/s/ Dayton H. Molendorp
Dayton H. Molendorp
President

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dayton H. Molendorp
Dayton H. Molendorp
President

Date:	November 24, 2004

By:	/s/ Constance E. Lund
Constance E. Lund
Treasurer

Date:	November 24, 2004